Common Shares	12 Months Ended
Dec. 31, 2021
Common Shares [Abstract]
Common shares [text block]
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Common Shares
Common Shares
Deutsche Bank’s share capital consists of common shares issued in registered form without par value. Under German law, each share represents an equal stake in the subscribed capital. Therefore, each share has a nominal value of € 2.56, derived by dividing the total amount of share capital by the number of shares.
Number of shares	Issued and fully paid	Treasury shares	Outstanding
Common shares, January 1, 2020	2,066,773,131	(671,357)	2,066,101,774
Shares issued under share-based compensation plans	0	0	0
Capital increase	0	0	0
Shares purchased for treasury	0	(35,058,705)	(35,058,705)
Shares sold or distributed from treasury	0	34,383,896	34,383,896
Common shares, December 31, 2020	2,066,773,131	(1,346,166)	2,065,426,965
Shares issued under share-based compensation plans	0	0	0
Capital increase	0	0	0
Shares purchased for treasury	0	(35,979,884)	(35,979,884)
Shares sold or distributed from treasury	0	36,647,102	36,647,102
Common shares, December 31, 2021	2,066,773,131	(678,948)	2,066,094,183

There are no issued ordinary shares that have not been fully paid.
Shares purchased for treasury mainly consist of shares purchased with the intention of being resold in the short-term as well as held by the Group for a period of time. In addition, the Group has bought back shares for equity compensation purposes. All such transactions were recorded in shareholders’ equity and no revenues and expenses were recorded in connection with these activities. Treasury stock held as of year-end will mainly be used for future share-based compensation.
Authorized Capital
The Management Board is authorized to increase the share capital by issuing new shares for cash consideration. As of December 31, 2021, Deutsche Bank AG had authorized but unissued capital of € 2,560,000,000 which may be issued in whole or in part until April 30, 2026. Further details are governed by Section 4 of the Articles of Association.
Authorized capital	Consideration	Pre-emptive rights	Expiration date
€ 512,000,000	Cash
May be excluded pursuant to Section 186 (3) sentence 4 of the Stock Corporation Act and may be excluded in so far as it is necessary to grant pre-emptive rights to the holders of option rights, convertible bonds and convertible participatory rights
April 30, 2026
€ 2,048,000,000	Cash	May be excluded in so far as it is necessary to grant pre-emptive rights to the holders of option rights, convertible bonds and convertible participatory rights.	April 30, 2026

Conditional Capital
The Management Board is authorized to issue once or more than once, participatory notes that are linked with conversion rights or option rights and/or convertible bonds and/or bonds with warrants. The participatory notes, convertible bonds or bonds with warrants may also be issued by affiliated companies of Deutsche Bank AG. For this purpose share capital was increased conditionally upon exercise of these conversion and/or exchange rights or upon mandatory conversion.
Conditional capital	Purpose of conditional capital	Expiration date
€ 512,000,000
May be used if holders of conversion or option rights that are linked with participatory notes or convertible bonds or bonds with warrants make use of their conversion or option rights or holders with conversion obligations of convertible participatory notes or convertible bonds fulfill their obligation to convert.
April 30, 2022
€ 51,200,000
May be used to fulfill options that are awarded on or before the expiration date and will only be used to the extent that holders of issued options make use of their right to receive shares and shares are not delivered out of treasury shares
April 30, 2022

Dividends
The following table presents the amount of dividends proposed or declared for the years ended December 31, 2021, 2020 and 2019, respectively.
	2021 (proposed)	2020	2019
Cash dividends declared (in € )	413,000,000	0	0
Cash dividends declared per common share (in €)	0.20	0.00	0.00

No dividends have been declared since the balance sheet date.